Pensions FV Assets Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2012 Domestic Pension Benefits [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member]	Dec. 31, 2010 Domestic Pension Benefits [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	$ 367.1	$ 344.3	$ 362.5	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 9.1	$ 13.0	$ 588.4	$ 524.2	$ 510.5	$ 0	$ 0
Actual return on plan assets held at reporting date								0.5	(2.2)
Actual return on plan assets sold/distributed during period								3.4	3.7
Purchases, capital contributions, sales and settlements								(6.4)	(5.4)
Fair Value of Plan Assets at End of Year	$ 367.1	$ 344.3	$ 362.5	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 6.6	$ 9.1	$ 588.4	$ 524.2	$ 510.5	$ 0	$ 0